Effects of Foreign Currency Forward Contracts Designated as Cash Flow Hedges (Detail) (Cash Flow Hedging, Foreign Exchange Forward, USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flow Hedging | Foreign Exchange Forward
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in other comprehensive loss - effective portion		$ 2,609	$ (7,886)	$ 4,332	$ 11,685
Gain (loss) recognized in other income (expense)- ineffective portion			66				(33,061)
Effect of derivative on consolidated financial statements					11,685		(33,061)
Amount reclassified from accumulated comprehensive income (loss) into depreciation and amortization expense	$ (32)		$ (52)